Research and Development (Investment Tax Credits Earned) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		196 Months Ended
	Dec. 19, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Research and development	$ 1,045	$ 2,075	$ 1,494	$ 69,168
Investment tax credits		0	0	(1,632)
National Research Council grants		0	0	(197)
Research and Development Net		$ 2,075	$ 1,494	$ 67,339